INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Federal	$ (325,596)	$ (250,771)
State and local	(9,460)	(69,671)
Valuation allowance	416,056	320,442
Net provision for income taxes	$ 0	$ 0